Mineral Properties and Interests (Details) - Schedule of mineral properties and interests - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Mineral Properties And Interests [Abstract]
Kiewit and all other sites	$ 3,700,000	$ 3,700,000	$ 3,700,000
JJS property	250,000	250,000	250,000
Total	3,950,000	3,950,000	3,950,000
Less accumulated amortization	(852,000)	(852,000)	(864,436)
Total	3,098,000	3,098,000	3,085,564
Asset retirement obligation assets
Kiewit Site	747,300	725,122	725,122
Kiewit Exploration	28,377	28,377	28,377
JJS property	31,016	31,016	31,016
Total	806,693	784,515	784,515
Less accumulated amortization	(266,022)	(266,022)	(190,427)
Mineral properties after accumulated depletion	540,671	518,493	594,088
Total	$ 3,638,671	$ 3,616,493	$ 3,679,652